Carrying Amounts and Fair Value of Financial Instruments	12 Months Ended
Mar. 31, 2012
Carrying Amounts and Fair Value of Financial Instruments:
Carrying Amounts and Fair Value of Financial Instruments

(23)	Carrying Amounts and Fair Value of Financial Instruments

Effective April 1, 2008, the Company adopted accounting guidance which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value under generally accepted accounting principles. This guidance applies to reported balances that are required or permitted to be measured at fair value under existing accounting pronouncements; accordingly, the standard does not require any new fair value measurements of reported balances.

Accounting guidance emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, the guidance establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity’s own assumptions about market participant assumptions (unobservable inputs classified within Level 3 of the hierarchy).

Level 1

Valuation is based upon quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasuries and money market funds.

Level 2

Valuation is based upon quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, mortgage-backed securities, municipal bonds, corporate debt securities and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes certain derivative contracts and impaired loans.

Level 3

Valuation is generated from model-based techniques that use at least one significant assumption based on unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The following is a description of the valuation methodologies used for assets and liabilities recorded at fair value.

Investment Securities Available for Sale

Investment securities available for sale are recorded at fair value on a recurring basis. At March 31, 2012, the Company’s investment portfolio was comprised of government and agency bonds, mortgage-backed securities issued by government agencies or government sponsored enterprises, municipal securities, and one equity investment. The portfolio did not contain any private label mortgage-backed securities. Fair value measurement is based upon prices obtained from third party pricing services who use independent pricing models which rely on a variety of factors including reported trades, broker/dealer quotes, benchmark yields, economic and industry events and other relevant market information. As such, these securities are classified as Level 2.

Mortgage Loans Held for Sale

The Company originates fixed rate residential loans on a servicing released basis in the secondary market. Loans closed but not yet settled with Freddie Mac or other investors, are carried in the Company’s loans held for sale portfolio.  These loans are fixed rate residential loans that have been originated in the Company’s name and have closed.  Virtually all of these loans have commitments to be purchased by investors and the majority of these loans were locked in by price with the investors on the same day or shortly thereafter that the loan was locked in with the Company’s customers.  Therefore, these loans present very little market risk for the Company.

The Company usually delivers to, and receives funding from, the investor within 30 days.  Commitments to sell these loans to the investor are considered derivative contracts and are sold to investors on a “best efforts" basis. The Company is not obligated to deliver a loan or pay a penalty if a loan is not delivered to the investor. As a result of the short-term nature of these derivative contracts, the fair value of the mortgage loans held for sale in most cases is the same as the value of the loan amount at its origination. These loans are classified as Level 2.

Impaired Loans

The Company does not record loans held for investment at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established as necessary. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment.

Fair value is estimated using one of the following methods: fair value of the collateral less estimated costs to sell, discounted cash flows, or market value of the loan based on similar debt. The fair value of the collateral less estimated costs to sell is the most frequently used method. Typically, the Company reviews the most recent appraisal and if it is over 24 months old will request a new third party appraisal. Depending on the particular circumstances surrounding the loan, including the location of the collateral, the date of the most recent appraisal and the value of the collateral relative to the recorded investment in the loan, management may order an independent appraisal immediately or, in some instances, may elect to perform an internal analysis. Specifically as an example, in situations where the collateral on a nonperforming commercial real estate loan is out of the Company’s primary market area, management would typically order an independent appraisal immediately, at the earlier of the date the loan becomes nonperforming or immediately following the determination that the loan is impaired. However, as a second example, on a nonperforming commercial real estate loan where management is familiar with the property and surrounding areas and where the original appraisal value far exceeds the recorded investment in the loan, management may perform an internal analysis whereby the previous appraisal value would be reviewed and adjusted for current conditions including recent sales of similar properties in the area and any other relevant economic trends. These valuations are reviewed at a minimum on a quarterly basis.

Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At March 31, 2012, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. Impaired loans where an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. The Company records impaired loans as nonrecurring Level 3.

As of March 31, 2012 and 2011, the recorded investment in impaired loans was $40.8 million and $33.3 million, respectively. The average recorded investment in impaired loans was $34.3 million for year ended March 31, 2012 and $37.2 million for the year ended March 31, 2011.

Foreclosed Assets

Foreclosed assets are adjusted to fair value upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the foreclosed asset as nonrecurring Level 3. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the asset as nonrecurring Level 3.

Goodwill and Other Intangible Assets

Goodwill and identified intangible assets are subject to impairment testing. The Company’s approach to testing for impairment is to compare the business unit’s carrying value to the implied fair value based on a multiple of revenue approach. Impairment testing is performed annually as of September 30th or when events or circumstances occur indicating that goodwill of the reporting unit might be impaired.  In the event the fair value is determined to be less than the carrying value, the asset is recorded at fair value as determined by the valuation model. As such, goodwill and other intangible assets subjected to nonrecurring fair value adjustments are classified as Level 3.

Mandatorily Redeemable Financial Instrument

The fair value is determined, in accordance with the underlying agreement at the instrument’s redemption value, as the number of shares issuable pursuant to the agreement at a price per share determined as the greater of a) $26 per share or b) 1.5 times the book value per share of the Company. This instrument is classified as Level 2. The mandatorily redeemable financial instrument was redeemed during the quarter ended June 30, 2011.

Assets and liabilities measured at fair value on a recurring basis are as follows as of March 31, 2012:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$ -	$ 2,698,894	$ -
FNMA and FHLMC Bonds	-	2,921,851	-
SBA Bonds	-	86,278,802	-
Tax Exempt Municipal Bonds	-	24,125,725	-
Mortgage-Backed Securities	-	237,853,835	-
Equity Securities	-	75,750	-
Total	$ -	$ 353,954,857	$ -

There were no liabilities measured at fair value on a recurring basis as of March 31, 2012. Assets and liabilities measured at fair value on a recurring basis are as follows as of March 31, 2011:

Assets:	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
FHLB Securities	$-	$14,209,332	$-
Federal Farm Credit Securities	-	2,006,600	-
FNMA And FHLMC Bonds	-	11,660,990	-
SBA Bonds	-	64,709,832	-
Taxable Municipal Securities	-	4,471,650	-
Tax Exempt Municipal Securities	-	2,034,943	-
Mortgage-Backed Securities	-	240,080,693	-
Equity Securities	-	78,750	-
Total	$-	$339,252,790	$-
Liabilities:
Mandatorily Redeemable Financial Instrument	$-	$1,467,312	$-
Total	$-	$1,467,312	$-

The Company may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis. These include assets that are measured at the lower of cost or market that were recognized at fair value below cost at the end of the period. The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of March 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those measurements fall. Other intangible assets are measured on a non-recurring basis at least annually.  Specifically, the valuation of goodwill is performed each year at September 30.

Assets:	Level 1	Level 2	Level 3	Balance At March 31, 2012
Goodwill	$ -	$ -	$ 1,199,754	$ 1,199,754
Mortgage Loans Held For Sale	-	2,671,771	-	2,671,771
Impaired Loans (1)	-	-	39,160,338	39,160,338
Foreclosed Assets	-	-	14,160,099	14,160,099
Total	$ -	$ 2,671,771	$ 54,520,191	$ 57,191,962

    (1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF $1,636,848.

Assets:	Level 1	Level 2	Level 3	Balance At March 31, 2011
Goodwill	$ -	$ -	$ 1,199,754	$ 1,199,754
Mortgage Loans Held For Sale	-	5,166,234	-	5,166,234
Impaired Loans (1)	-	-	32,525,192	32,525,192
Foreclosed Assets	-	-	14,433,853	14,433,853
Total	$ -	$ 5,166,234	$ 48,158,799	$ 53,325,033

     (1) IMPAIRED LOANS ARE REPORTED NET OF SPECIFIC RESERVES OF $772,476.

For assets and liabilities that are not presented on the balance sheet at fair value, the following methods are used to determine the fair value:

Cash and cash equivalents—The carrying amount of these financial instruments approximates fair value. All mature within 90 days and do not present unanticipated credit concerns.

Certificates of deposits with other banks—Fair value is based on market prices for similar assets.

Investment securities held to maturity—Securities held to maturity are valued at quoted market prices or dealer quotes.

Loans—The fair value of loans are estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. As discount rates are based on current loan rates as well as management estimates, the fair values presented may not be indicative of the value negotiated in an actual sale.

FHLB Stock—The fair value approximates the carrying value.

Deposits—The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposits is estimated by discounting the future cash flows using rates currently offered for deposits of similar remaining maturities.

Federal Home Loan Bank Advances—Fair value is estimated based on discounted cash flows using current market rates for borrowings with similar terms.

Other Borrowed Money—The carrying value of these short term borrowings approximates fair value.

Senior Convertible Debentures— The fair value is estimated by discounting the future cash flows using the current rates at which similar debenture offerings with similar terms and maturities would be issued by similar institutions. As discount rates are based on current debenture rates as well as management estimates, the fair values presented may not be indicative of the value negotiated in an actual sale.

Junior Subordinated Debentures—The carrying value of junior subordinated debentures approximates fair value.

The following table is a summary of the carrying value and estimated fair value of the Company’s financial instruments as of March 31, 2012 and 2011 presented in accordance with the applicable accounting guidance.

	March 31, 2012		March 31, 2011
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In Thousands)
Financial Assets:
Cash And Cash Equivalents	$9,331	$9,331	$7,836	$7,836
Certificates of Deposits With Other Banks	1,727	1,727	100	101
Investment And Mortgage-Backed Securities	421,631	423,921	372,418	373,376
Loans Receivable, Net	428,511	427,212	484,471	482,834

FHLB Stock	8,471	8,471	11,267	11,267

Financial Liabilities:
Deposits:
Checking, Savings, And Money Market Accounts	$371,295	$371,295	$332,220	$332,220
Certificate Accounts	324,906	327,117	358,137	361,110
Advances From FHLB	122,070	131,679	138,136	147,207
Other Borrowed Money	9,801	9,801	11,195	11,195
Senior Convertible Debentures	6,084	6,084	6,084	6,084
Junior Subordinated Debentures	5,155	5,155	5,155	5,155

At March 31, 2012, the Bank had $33.8 million of off-balance sheet financial commitments.  These commitments are to originate loans and unused consumer lines of credit and credit card lines.  Because these obligations are based on current market rates, if funded, the original principal is considered to be a reasonable estimate of fair value.

Fair value estimates are made on a specific date, based on relevant market data and information about the financial instrument.  These estimates do not reflect any premium or discount that could result from offering for sale the Bank’s entire holdings of a particular financial instrument.  Because no active market exists for a significant portion of the Bank’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, current interest rates and prepayment trends, risk characteristics of various financial instruments, and other factors.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in any of these assumptions used in calculating fair value would also significantly affect the estimates. Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  For example, the Bank has significant assets and liabilities that are not considered financial assets or liabilities including deposit franchise values, loan servicing portfolios, deferred tax liabilities, and premises and equipment.

In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of these estimates. The Company has used management’s best estimate of fair value on the above assumptions.  Thus, the fair values presented may not be the amounts, which could be realized, in an immediate sale or settlement of the instrument.  In addition, any income taxes or other expenses that would be incurred in an actual sale or settlement are not taken into consideration in the fair value presented.